UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,Nebraska

 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Wade Core Destination Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 24.8%
	AEROSPACE/DEFENSE - 0.7%
2,180	Lockheed Martin Corp.			$ 155,412
1,420	National Presto Industries, Inc.			158,941
				314,353
	AGRICULTURE - 1.4%
6,600	Altria Group, Inc.			167,772
3,096	British American Tobacco PLC - ADR			236,008
4,270	Philip Morris International, Inc.			249,795
				653,575
	AUTO MANUFACTURERS - 0.4%
2,458	Toyota Motor Corp. - ADR			174,076

	BANKS - 0.5%
2,220	Royal Bank of Canada			118,504
9,180	Valley National Bancorp			122,461
				240,965
	BEVERAGES - 2.1%
1,050	Cia de Bebidas das Americas - ADR			146,202
4,325	Coca-Cola Co.			265,209
2,760	Diageo PLC - ADR			204,240
4,390	Molson Coors Brewing Co.			207,340
2,800	PepsiCo, Inc.			182,840
				1,005,831
	CHEMICALS - 0.6%
2,240	Monsanto Co.			133,101
2,490	Sigma-Aldrich Corp.			157,916
				291,017
	COAL - 0.3%
5,616	Natural Resource Partners LP			162,864

	COMMERCIAL SERVICES - 1.5%
6,140	Paychex, Inc.			170,078
6,680	Ritchie Bros Auctioneers, Inc.			141,482
4,220	Rollins, Inc.			109,931
1,760	Visa, Inc. - Cl. A			137,579
8,200	Western Union Co.			144,320
				703,390
	COMPUTERS - 0.3%
439	Apple, Inc. *			132,082

	Wade Core Destination Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2010 (Unaudited) (Continued)
Shares				Value
	COSMETICS/PERSONAL CARE - 0.6%
1,400	Colgate-Palmolive Co.			$ 107,968
2,745	Procter & Gamble Co.			174,500
				282,468
	ELECTRIC - 0.6%
4,200	Exelon Corp.			171,444
3,650	FirstEnergy Corp.			132,568
				304,012
	ELECTRONICS - 0.3%
1,630	Waters Corp. *			120,832

	ENVIRONMENTAL CONTROL - 0.8%
4,040	Mine Safety Appliances Co.			113,766
1,480	Stericycle, Inc. *			106,175
10,330	US Ecology, Inc.			167,553
				387,494
	FOOD - 0.7%
2,470	Nestle SA - ADR			135,480
6,000	Sysco Corp.			176,760
				312,240
	HEALTHCARE-PRODUCTS - 1.6%
2,300	Becton Dickinson and Co.			173,696
3,160	Johnson & Johnson			201,197
3,840	Medtronic, Inc.			135,206
4,800	Patterson Cos., Inc.			132,720
2,170	Techne Corp.			132,196
				775,015
	HOUSEHOLD PRODUCTS/WARES - 0.3%
2,100	Clorox Co.			139,755

	INSURANCE - 2.4%
8,920	Arthur J Gallagher & Co.			251,187
7,550	Berkshire Hathaway, Inc. *			600,678
2,500	Chubb Corp.			145,050
4,850	Cincinnati Financial Corp.			142,784
				1,139,699
	MEDIA - 0.3%
6,950	Comcast Corp.			143,031

	MISCELLANEOUS MANUFACTURING - 0.5%
1,340	3M Co.			112,855
2,330	Illinois Tool Works, Inc.			106,481
				219,336
	Wade Core Destination Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2010 (Unaudited) (Continued)
Shares				Value
	OIL & GAS - 2.9%
13,950	Birchcliff Energy Ltd. *			$ 115,387
3,319	BP PLC - ADR			135,415
1,540	Chevron Corp.			127,219
2,180	ConocoPhillips			129,492
2,040	Devon Energy Corp.			132,641
1,550	Diamond Offshore Drilling, Inc.			102,548
3,340	Ensco PLC - ADR			154,776
3,500	Exxon Mobil Corp.			232,645
2,100	Royal Dutch Shell PLC - ADR			135,072
1,760	Transocean Ltd. *			111,514
				1,376,709
	PHARMACEUTICALS - 1.1%
2,630	Abbott Laboratories			134,972
4,680	Novartis AG			271,206
3,120	Roche Holding AG			114,660
				520,838
	REITS - 0.3%
3,670	Regency Centers Corp.			154,801

	RETAIL - 1.5%
4,300	Home Depot, Inc.			132,784
2,692	McDonald's Corp.			209,357
1,770	Target Corp.			91,934
1,810	Wal-Mart Stores, Inc.			98,047
5,960	Walgreen Co.			201,925
				734,047
	SEMICONDUCTORS - 0.8%
4,550	Linear Technology Corp.			146,646
6,560	Microchip Technology, Inc.			211,101
				357,747
	SOFTWARE - 0.5%
4,510	Microsoft Corp.			120,146
4,640	Oracle Corp.			136,416
				256,562
	TELECOMMUNICATIONS - 1.4%
9,040	AT&T, Inc.			257,640
3,690	QUALCOMM, Inc.			166,530
8,150	Verizon Communications, Inc.			264,630
				688,800
	TRANSPORTATION - 0.4%
3,390	Nordic American Tanker Shipping			88,242
2,330	Tidewater, Inc.			107,483
				195,725

	TOTAL COMMON STOCK ( Cost - $10,606,611)			11,787,264
	Wade Core Destination Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2010 (Unaudited) (Continued)
Shares				Value

	EXCHANGE TRADED FUNDS - 21.9%
	COMMODITY FUND - 6.5%
3,740	ETFS Gold Trust *			$ 505,611
8,400	Global X Lithium ETF *			167,076
63,718	iShares Silver Trust *			1,540,064
6,746	SPDR Gold Shares *			894,789
				3,107,540
	DEBT FUND - 0.9%
4,350	iShares Barclays 20+ Year Treasury Bond Fund			436,827

	ENERGY FUND - 4.1%
54,520	JPMorgan Alerian MLP Index ETN			1,934,642

	EMERGING MARKETS FUND - 6.5%
4,370	Emerging Global Shares INDXX Brazil Infrastructure Index Fund *			105,186
5,680	Global X Brazil Mid Cap ETF *			105,443
1,320	iShares MSCI Brazil Index Fund			101,693
9,280	iShares MSCI South Korea Index Fund			504,739
4,500	Market Vectors Brazil Small-Cap ETF			270,315
7,280	ProShares Short FTSE/Xinhua China 25 *			307,580
6,300	ProShares Short MSCI Emerging Markets *			203,364
9,110	WisdomTree Emerging Markets Equity Income Fund			523,005
10,420	WisdomTree Emerging Markets SmallCap Dividend Fund			546,633
15,020	WisdomTree India Earnings Fund			408,394
				3,076,352
	GROWTH & INCOME FUND - 0.7%
1,210	SPDR S&P Dividend ETF			61,783
4,200	Vanguard Growth ETF			242,844
				304,627
	INTERNATIONAL FUND - 1.9%
13,580	Global X FTSE Nordic 30 ETF			262,772
8,760	iShares MSCI Canada Index Fund			253,252
7,960	Market Vectors Poland ETF *			219,355
3,190	ProShares Short MSCI EAFE *			166,071
				901,450
	SHORT/INVERSE FUNDS - 1.3
14,600	ProShares Short Russell2000 *			529,980
2,180	ProShares Short S&P500 *			102,460
				632,440

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $8,724,801)			10,393,878

	Wade Core Destination Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2010 (Unaudited) (Continued)
Shares				Value
	MUTUAL FUNDS - 39.3%
	ASSET ALLOCATION FUND - 3.7%
265,499	PIMCO Fundamental Advantage Total Return Strategy Fund			$ 1,271,738
41,210	PIMCO Global Multi-Asset Fund			493,289
				1,765,027
	COMMODITY FUND - 4.2%
25,753	Direxion Commodity Trends Strategy Fund			655,663
52,516	Rydex Series - Long/Short Commodities Strategy Fund *			1,354,902
				2,010,565
	COMMODITY & CURRENCY FUND - 2.1%
38,869	Rydex Managed Futures Strategy Fund *			976,774

	CURRENCY FUND - 3.9%
63,322	Financial Trends Strategy Fund *			1,871,172

	DEBT FUND - 11.8%
145,540	FPA New Income, Inc.			1,596,576
137,692	PIMCO Total Return Fund			1,609,622
210,614	Third Avenue Focused Credit Fund			2,392,570
				5,598,768
	EQUITY FUND - 1.3%
11,588	Leuthold Global Clean Technology Fund *			121,213
31,228	Templeton Frontier Markets Fund *			493,095
				614,308
	EMERGING MARKET FUND - 1.6%
54,025	Matthews Asia Dividend Fund			763,376

	GROWTH FUNDS - 9.9%
359,343	Hussman Strategic Growth Fund			4,693,021

	INTERNATIONAL FUND - 0.8%
29,311	Oakmark International Small Cap Fund			395,114

	TOTAL MUTUAL FUNDS ( Cost - $18,060,662)			18,688,125

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 9.9%
	AGRICULTURE - 0.2%
99,000	Reynolds American, Inc.	7.2500	6/1/2012	106,868

	BANKS - 3.9%
225,000	Ally Financial, Inc.	6.6250	5/15/2012	232,875
78,000	Ally Financial, Inc.	7.0000	10/15/2011	79,749
990,000	Ally Financial, Inc.	7.2500	3/2/2011	1,002,802
57,000	Bank of America Corp.	5.3750	8/15/2011	58,870
460,000	Goldman Sachs Group, Inc.	4.5000	5/15/2015	489,854
				1,864,150
	Wade Core Destination Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
347,000	Ford Motor Credit Co. LLC	7.2500	10/25/2011	$ 364,350
500,000	Ford Motor Credit Co. LLC	7.3750	2/1/2011	508,750
70,000	Jefferies Group, Inc.	7.7500	3/15/2012	75,411
60,000	Jefferies Group, Inc.	8.5000	7/15/2019	70,017
				1,018,528
	OIL & GAS - 3.5%
858,000	BP Capital Markets PLC	1.5500	8/11/2011	860,626
800,000	BP Capital Markets PLC	4.7500	11/10/2010	800,528
				1,661,154
	RETAIL - 0.1%
60,000	Best Buy Co., Inc.	6.7500	7/15/2013	67,082

	TOTAL BONDS & NOTES ( Cost - $4,554,540)			4,717,782
Shares
	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
1,824,551	Goldman Sachs Financial Square Funds - Prime Obligations Fund
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,824,551)			1,824,551

	TOTAL INVESTMENTS - 99.7% ( Cost - $43,771,165) (a)			$ 47,411,600
	OTHER ASSETS LESS LIABILITIES - 0.3%			133,237
	NET ASSETS - 100.0%			$47,544,837

Contract **				Value
	SCHEDULE OF OPTIONS WRITTEN
2	Apple, Inc. January 2011 Call @ 310			$ 2,790
25	Berkshire Hathaway, Inc. January 2012 Call @ 115			1,200
7	ChevronTexaco Corporation January 2012 Call @ 110			644
10	ConocoPhillips May 2011 Call @ 70			850
15	Ensco International PLC March 2011 Call @ 55			1,275
100	IShares Silver Trust January 2012 Call @ 30			22,000
20	Linear Technology Corporation February 2011 Call @ 36			1,100
5	Monsanto Company January 2012 Call @ 90			925
5	Monsanto Company April 2011 Call @ 70			1,220
15	Qualcomm Incorporated January 2012 Call @ 55			3,225
18	Regency Centers Corp January 2011 Call @ 45			1,800
19	SPDR Gold Trust January 2011 Call @ 140			4,598
7	Visa Inc. January 2012 Call @ 110			1,260
	TOTAL OPTIONS WRITTEN ( Proceeds $28,147)			$ 42,887

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
	Wade Core Destination Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2010 (Unaudited) (Continued)

(a) Represents cost for financial purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 4,238,249
		Unrealized depreciation		(597,814)
		Net unrealized appreciation		$ 3,640,435
* Non-Income producing security.
ADR - American Depository Receipt
ETN - Exchange Traded Note
ETF - Exchange Traded Fund
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,787,264	-	-	$ 11,787,264
Bonds & Notes	-	4,717,782	-	4,717,782
Exchange Traded Funds	10,393,878	-	-	10,393,878
Mutual Funds	18,688,125	-		18,688,125
Money Market Funds	1,824,551	-	-	1,824,551
Total	$ 42,693,818	4,717,782	-	$ 47,411,600
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 42,887	-	-	$ 42,887

The Fund did not hold any Level 3 securities during the period.
*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/28/10